Personnel Expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Personnel Expenses
NOTE 37. PERSONNEL EXPENSES

The following are the items included in the account as of the indicated dates:

	12.31.21	12.31.20	12.31.19
Payroll	27,981,483	29,871,087	30,949,799
Social Contributions on Payroll	6,531,544	6,872,376	6,793,541
Personnel Compensations and Rewards	9,698,832	8,772,365	9,697,005
Services for Personnel	1,183,790	1,155,040	1,468,250
Other Short-term Personnel Expenses	900,868	1,179,677	1,127,034
Other Long-term Personnel Expenses	147,754	186,782	205,234

Total	46,444,271	48,037,327	50,240,863